Postretirement Benefit Plans-Future Benefit Payments (Detail) - Postretirement Benefit Plans $ in Millions	Dec. 27, 2014 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Expected future benefit payments, 2015	$ 196
Expected future benefit payments, 2016	196
Expected future benefit payments, 2017	198
Expected future benefit payments, 2018	199
Expected future benefit payments, 2019	201
Expected future benefit payments, 2020-2024	$ 1,019